Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jan. 31, 2026
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning			1,555,101
Weighted-Average Exercise Price (in dollars per share), Beginning			$ 73.19
Weighted-Average Remaining Contractual Life (years)			4 years 8 months 12 days		4 years
Aggregate Intrinsic Value	$ 19.2		$ 19.2		$ 15.3
Granted, shares (in shares)	31,995	50,750	778,487	382,191
Granted, weighted-average exercise price (in dollars per share)			$ 68.33
Exercised, shares (in shares)			(102,170)
Exercised, weighted-average exercise price (in dollars per share)			$ 37.47
Forfeited, shares (in shares)			(12,392)
Forfeited, weighted-average exercise price (in dollars per share)			$ 73.75
Expired, shares (in shares)			(3,413)
Expired, weighted-average exercise price (in dollars per share)			$ 86.16
Number of Stock Options Outstanding (in shares), Ending	2,215,613		2,215,613		1,555,101
Weighted-Average Exercise Price (in dollars per share), Ending	$ 73.44		$ 73.44		$ 73.19
Vested or expected to vest, shares (in shares)	2,215,613		2,215,613
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 73.44		$ 73.44
Vested or expected to vest, weighted-average remaining contractual life (Year)			4 years 8 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 19.2		$ 19.2
Exercisable, shares (in shares)	985,658		985,658
Exercisable, weighted-average exercise price (in dollars per share)	$ 67.76		$ 67.76
Exercisable, weighted-average remaining contractual life (Year)			2 years 10 months 24 days
Exercisable, aggregate intrinsic value	$ 12.9		$ 12.9